Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in liabilities arising from financing activities
27.	Changes in liabilities arising from financing activities

Changes	in liabilities arising from financing activities for the year ended December 31, 2018 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2018		Cash flows from financing activities	Reclassification	Exchange rate effect	Effective interest adjustment	December 31, 2018
Short-term borrowings	~~W~~	—	(720)	—	720	—	—
Current portion of long-term borrowings and bonds		1,452,926	(1,859,098)	1,904,888	54,659	532	1,553,907
Long-term borrowings		2,644,189	3,882,958	(1,345,520)	50,644	—	5,232,271
Bonds		1,506,003	828,169	(559,368)	(4,172)	1,967	1,772,599

	~~W~~	5,603,118	2,851,309	—	101,851	2,499	8,558,777